Share-based payments (Details 1)	1 Months Ended								12 Months Ended
	Aug. 31, 2022 Number £ / shares	Aug. 31, 2022 Number £ / shares	Feb. 28, 2022 Number £ / shares	Sep. 30, 2021 Number £ / shares	Aug. 31, 2021 Number £ / shares	Jul. 31, 2021 Number £ / shares	Jun. 30, 2020 Number £ / shares	Apr. 30, 2020 Number £ / shares	Dec. 31, 2022 Number	Dec. 31, 2021 Number	Dec. 31, 2020 Number
Number of options	5,000	7,500	18,750	6,000	2,500	85,450	68,150	5,000	31,250	93,950	73,150
Option pricing models used	Black-Scholes	Black-Scholes	Black-Scholes
Share price	2.10	2.10	3.05	5.10	5.30	5.55	4.04	4.80
Exercise price of options issued in year | £ / shares	£ 2.10	£ 2.10	£ 3.05	£ 5.10	£ 5.30	£ 5.55	£ 4.04	£ 4.80
Contractual life	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years
Expected life	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years
Volatility	91.78%	91.66%	87.88%	88.11%	88.59%	88.63%	92.55%	84.76%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk free rate	1.92%	1.92%	1.28%	0.32%	0.26%	0.38%	0.10%	0.11%